CONCENTRATIONS OF CREDIT RISK (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Number of customers who accounted for large percentage of the Company's total receivables (in Customers)	1	0
Percentage of accounts receivable due from a single customer (in Percent)	$ 0.10	$ 0.10
Number of customers who accounted for large percentage of the Company's total sales (in Customers)	1	1
Percentage of sales generated from a single customer (in Percent)	21.00%	19.00%
Steel Metal Scrap Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	36.00%	25.00%
Rail Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	25.00%	14.00%
Power Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	10.00%	15.00%